Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 7,260	$ 5,380
Receivables and prepaid expenses	130	122
Prepaid licence fees	162	158
Current assets	7,552	5,660
Non-current assets
Property and equipment	220	316
Oyu Tolgoi asset	177	114
Deposits and other	12	12
Non-current assets	409	442
Total assets	7,961	6,102
Current liabilities
Accounts payable and accrued liabilities	124	72
Current portion of lease liabilities	108	103
Current liabilities	232	175
Non-current liabilities
Lease liabilities	100	201
Loan payable to Oyu Tolgoi LLC	9,615	9,035
Deferred revenue	48,222	43,671
Non current Liabilities	57,937	52,907
Total liabilities	58,169	53,082
Shareholders' deficiency
Share capital	176,221	173,095
Reserves	23,205	22,445
Accumulated other comprehensive loss	(1,521)	(407)
Deficit	(248,113)	(242,113)
Total shareholders' deficiency	(50,208)	(46,980)
Total liabilities and shareholders' deficiency	$ 7,961	$ 6,102